Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of the Company’s related party receivables and payables is as follows (in millions):

		December 31,
Related Party	Balance sheet location	2017	2016
Banco Bradesco	Trade receivables	$47	$42
Banco Bradesco	Contract assets	5	2
Banco Bradesco	Accounts payable and accrued liabilities	10	10
Banco Bradesco	Other long-term liabilities	17	22